INTANGIBLE ASSETS - Summary (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
INTANGIBLE ASSETS
At the beginning of the year	$ 5,919,425
At the End of the year	6,782,538	$ 5,919,425
Goodwill [member]
INTANGIBLE ASSETS
At the beginning of the year	3,632,645
At the End of the year	3,639,937	3,632,645
Brand [member]
INTANGIBLE ASSETS
At the beginning of the year	199,999
At the End of the year	199,999	199,999
Other intangible assets [member]
INTANGIBLE ASSETS
At the beginning of the year	2,086,781
At the End of the year	2,942,602	2,086,781
Gross carrying amount
INTANGIBLE ASSETS
At the beginning of the year	7,746,524	6,847,104
Additions	1,746,739	905,232
Disposals	14,279	5,812
At the End of the year	9,478,984	7,746,524
Gross carrying amount | Goodwill [member]
INTANGIBLE ASSETS
At the beginning of the year	3,632,645	3,613,818
Additions	7,292	18,827
At the End of the year	3,639,937	3,632,645
Gross carrying amount | Brand [member]
INTANGIBLE ASSETS
At the beginning of the year	199,999	199,999
At the End of the year	199,999	199,999
Gross carrying amount | Other intangible assets [member]
INTANGIBLE ASSETS
At the beginning of the year	3,913,880	3,033,287
Additions	1,739,447	886,405
Disposals	14,279	5,812
At the End of the year	5,639,048	3,913,880
Accumulated depreciation and amortisation [member]
INTANGIBLE ASSETS
At the beginning of the year	(1,827,099)	(1,203,185)
Disposals	(71)	(164)
Of the year	(869,276)	(624,078)
At the End of the year	(2,696,446)	(1,827,099)
Accumulated depreciation and amortisation [member] | Other intangible assets [member]
INTANGIBLE ASSETS
At the beginning of the year	(1,827,099)	(1,203,185)
Disposals	(71)	(164)
Of the year	(869,276)	(624,078)
At the End of the year	$ (2,696,446)	$ (1,827,099)